Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/2012
Transaction Month	6
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$49,373,613.76	0.2146679	$18,892,472.47	0.0821412	$30,481,141.29
Class A-2 Notes	$315,000,000.00	1.0000000	$315,000,000.00	1.0000000	$-
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$823,633,613.76	0.8201398	$793,152,472.47	0.7897880	$30,481,141.29

Weighted Avg. Coupon (WAC)	4.39%		4.39%
Weighted Avg. Remaining Maturity (WARM)	50.85		49.92
Pool Receivables Balance	$940,343,418.25		$908,028,939.04
Remaining Number of Receivables	59,322		58,444

Adjusted Pool Balance	$921,560,023.23		$890,083,609.64

III. COLLECTIONS

Principal:
Principal Collections	$31,332,744.26
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$702,512.51
Total Principal Collections	$32,035,256.77

Interest:
Interest Collections	$3,339,763.33
Late Fees & Other Charges	$37,815.85
Interest on Repurchase Principal	$-
Total Interest Collections	$3,377,579.18

Collection Account Interest	$4,244.08
Reserve Account Interest	$773.51
Servicer Advances	$-

Total Collections	$35,417,853.54

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/2012
Transaction Month	6
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$35,417,853.54
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$35,417,853.54

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$783,619.52		$783,619.52	$783,619.52
Collection Account Interest					$4,244.08
Late Fees & Other Charges					$37,815.85
Total due to Servicer					$825,679.45

2. Class A Noteholders Interest:
Class A-1 Notes		$15,049.96		$15,049.96
Class A-2 Notes		$162,750.00		$162,750.00
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$569,581.63		$569,581.63	$569,581.63

Available Funds Remaining:					$34,022,592.46

3. Principal Distribution Amount:					$30,481,141.29

	Distributable Amount	Paid Amount
Class A-1 Notes		$30,481,141.29
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	30,481,141.29	$30,481,141.29
Total Noteholders Principal		$30,481,141.29

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			3,541,451.17

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,783,395.02
Beginning Period Amount	$18,783,395.02
Current Period Amortization	$838,065.62
Ending Period Required Amount	$17,945,329.40
Ending Period Amount	$17,945,329.40
Next Distribution Date Required Amount	$17,127,286.16

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$ 97,926,409.47	$ 96,931,137.17	$ 96,931,137.17
Overcollateralization as a % of Adjusted Pool		10.63%	10.89%	10.89%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/2012
Transaction Month	6
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.31%	58,038	99.21%	$900,811,337.09
30 - 60 Days	0.57%	332	0.65%	$5,907,637.47
61 - 90 Days	0.10%	60	0.12%	$1,081,123.52
91 + Days	0.02%	14	0.03%	$228,840.96
		58,444		$908,028,939.04
Total
Delinquent Receivables 61 + days past due	0.13%	74	0.14%	$1,309,964.48
Delinquent Receivables 61 + days past due	0.16%	92	0.17%	$1,630,848.60
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	117	0.22%	$2,170,015.02
Three-Month Average Delinquency Ratio	0.16%		0.18%

Repossession in Current Period		38		$744,593.87
Repossession Inventory		52		$685,230.91

Charge-Offs
Gross Principal of Charge-Off for Current Period				$981,734.95
Recoveries				$(702,512.51)
Net Charge-offs for Current Period				$279,222.44

Beginning Pool Balance for Current Period				$940,343,418.25

Net Loss Ratio				0.36%
Net Loss Ratio for 1st Preceding Collection Period				0.34%
Net Loss Ratio for 2nd Preceding Collection Period				0.47%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$1,378,903.31
Cumulative Net Losses as a % of Initial Pool Balance				0.12%

Principal Balance of Extensions				$2,131,456.95
Number of Extensions				114

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